Events after the reporting period	6 Months Ended
Dec. 31, 2023
Text block [abstract]
Events after the reporting period
Note 22. Events after the reporting period
On 8 January, 2024, Kazia Therapeutics Limited received notice from Karen Krumeich of her intention to resign as the Consolidated entity’s Chief Financial Officer, effective immediately. On 11 January, 2024, the Consolidated entity’s Board of Directors appointed Gabrielle Heaton as its Principal Accounting Officer and Principal Financial Officer, effective 15 January, 2024.
On 18 January 2024, Kazia Therapeutics Limited announced the appointment of pharma industry executive, Mr. Robert Apple to Kazia’s Board of the Directors as a
Non-Executive
Director.
During the month of February 2024, the Consolidated entity raised total proceeds for the period of US$447,788 (A$685,280) using the ATM facility and continues to seek additional funding sources both in Australia and overseas.
On 21 February 2024, Armistice Capital exercised 1,824,445 prefunded warrants for a cash price of US$18,244 and 18,244,450 ordinary shares were issued.
No other matter or circumstance has arisen since 31 December 2023 that has significantly affected, or may significantly affect the Consolidated entity’s operations, the results of those operations, or the Consolidated entity’s state of affairs in future financial years. The Directors have considered this to be appropriate.